Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Sep. 30, 2016	Dec. 31, 2015
Preferred shares, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred shares, shares authorized (in shares)	20,000,000	20,000,000
Preferred shares, shares issued (in shares)	35,063	35,063
Preferred shares, shares outstanding (in shares)	35,063	35,063
Common stock, par value (in dollars per share)	$ 0.03	$ 0.03
Common stock, shares authorized (in shares)	200,000,000	200,000,000
Common stock, shares issued (in shares)	8,195,760	8,195,760
Common stock, shares outstanding (in shares)	8,195,760	8,195,760